Schedule of Deposit for an acquisition (Details)		Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Defined Benefit Plan Disclosure [Line Items]
Deposit for an acquisition	[1]		$ 3,370,757
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Deposit for an acquisition	[1]	$ 2,554,959
Long term portion
Deposit for an acquisition – current portion		$ 2,554,959	$ 3,370,757

[1]	As at December 31, 2023, the Company had a deposit for an acquisition include the amounts of S$618,286 which is the outstanding balance of a loan facility that the Company, on May 26, 2023, offered to Ohmyhome Property, Inc. to support working capital for budding real estate agency Ohmyhome Property, Inc., with interest charged at 5% per annum and repayment term of 1 year or 14 days from the date of demand, and S$2,686,340 (US$1,986,288) which is the debt purchased from the debt seller on July 3, 2023 and its interest that is owed by Ohmyhome Property, Inc. The Company intends to acquire Ohmyhome Property Inc. and the amount due from Ohmyhome Property Inc. will be taken into consideration in the potential acquisition.